FIRST INVESTORS INCOME FUNDS
40 Wall Street
New York, New York 10005
212-858-8000

February 4, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N. E.
Washington, D.C.  20549

Re:                    First Investors Income Funds
 First Investors Cash Management Fund, First Investors Government Fund,
 First  Investors  Investment  Grade Fund,  First Investors  Strategic Income
 Fund,   First   Investors   International   Opportunities   Bond   Fund,   First
 Investors   Floating   Rate   Fund   and   First  Investors  Fund  For  Income
                        File Nos. 002-89287 and 811-03967

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive form of statutory prospectus and statement of additional information used with respect to First Investors Cash Management Fund, First Investors Government Fund, First Investors Investment Grade Fund, First Investors Strategic Income Fund, First Investors International Opportunities Bond Fund, First Investors Floating Rate Fund, and First Investors Fund For Income, each a series of First Investors Income Funds, does not differ from that contained in Post-Effective Amendment No. 64 to its Registration Statement on Form N-1A, which was electronically filed with the Securities and Exchange Commission on January 28, 2014.

If you have any questions or comments concerning the filing, please contact me at 212-858-8144.

Very truly yours,

/s/ Mary Carty
Mary Carty
Secretary of First Investors
Income Funds